DISCONTINUED OPERATIONS (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2022
Schedule of gain on deconsolidation

March 31,
2022
Carrying amount of net deficit of Jinkailong as of March 31, 2022	$15,227,359
Carrying amount of non-controlling interest	(3,605,156)
Cumulative currency translation adjustment removal	(670,658)
Net gain on deconsolidation of Jinkailong	$10,951,545

Online Lending Business [Member]
Schedule of disposal Groups including discontinued operations

Carrying amounts of major classes of liabilities included as part of discontinued operations of Online P2P lending services:

	December 31,	March 31,
	2022	2022
	(Unaudited)
Current liabilities
Accrued expenses and other liabilities	$468,376	$509,540
Due to a stockholder	17,360	18,886
Total current liabilities	485,736	528,426

Carrying amounts of major classes of assets included as part of discontinued operations of Online P2P lending services:

	March 31,	March 31,
	2022	2021
Current assets
Prepayments, other receivables and other assets, net	$—	$393,348
Total current assets	—	393,348

Property and equipment, net	—	5,592

Total assets	$—	$398,940

Carrying amounts of major classes of liabilities included as part of discontinued operations of Online P2P lending services:

	March 31,	March 31,
	2022	2021
Current liabilities
Accrued expenses and other liabilities	$509,540	$2,288,066
Due to a stockholder	18,886	48,795
Total current liabilities	528,426	2,336,861

Total liabilities	$528,426	$2,336,861

The following table sets forth the reconciliation of the amounts of major classes of income and losses from discontinued operations of Online P2P lending services in the consolidated statements of operations and comprehensive loss for the years ended March 31, 2022 and 2021.

	For the Years Ended
	March 31,
	2022	2021
Revenues	$—	$7,153

Operating expenses
Selling, general and administrative expenses	—	(88,438)
Total operating expenses	—	(88,438)

Loss from discontinued operations	—	(81,285)

Other income, net	—	19,309

Loss before income taxes	—	(61,976)

Income tax expenses	—	—

Net loss attributable to stockholders	$—	$(61,976)

Jinkailong [Member]
Schedule of disposal Groups including discontinued operations

The following table sets forth the reconciliation of the amounts of major classes of income and losses from discontinued operations of Jinkailong in the unaudited condensed consolidated statements of operations and comprehensive loss for the three and nine months ended December 31, 2022 and 2021.

	For the Three Months Ended		For the Nine Months Ended
	December 31,		December 31,
	2022	2021	2022	2021
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Revenues	$—	$1,882,930	$—	$5,096,441
Cost of revenue	—	(1,375,818)	—	(4,295,661)
Gross profit	—	507,112	—	800,780
Operating expenses
Selling, general and administrative expenses	—	(525,673)	—	(2,597,474)
Amortization of intangible assets	—	(395,398)	—	(395,398)
Impairments of intangible assets and goodwill	—	(6,007)	—	(35,609)
Recovery of bad debts expense	—	29,256	—	45,299
Total operating expenses	—	(897,822)	—	(2,983,182)
Loss from discontinued operations	—	(390,710)	—	(2,182,402)
Other expense, net	—	(27,645)	—	(236,355)
Income (loss) before income taxes	—	(418,355)	—	(2,418,757)
Income tax expenses	—	—	—	—
Net loss	—	(418,355)	—	(2,418,757)
Less: net loss from discontinued operations attributable to noncontrolling interest	—	(108,772)	—	(628,877)
Net loss attributable to stockholders	$—	$(309,583)	$—	$(1,789,880)

Carrying amounts of major classes of assets included as part of discontinued operations of Jinkailong:

	March 31,	March 31,
	2022	2021
Current assets
Cash and cash equivalents	$—	$107,546
Accounts receivable, net	—	935,164
Prepayments, receivables and other assets, net	—	1,245,195
Due from related parties	—	39,572
Total current assets	—	2,327,477

Property and equipment, net	—	448,816

Other assets
Operating lease right-of-use assets, net	—	265,470
Financing lease right-of use assets, net	—	4,201,693
Accounts receivable, net, noncurrent	—	207,240
Total other assets	—	4,674,403

Total assets	$—	$7,450,696

Carrying amounts of major classes of liabilities included as part of discontinued operations of Jinkailong:

	March 31,	March 31,
	2022	2021
Current liabilities
Borrowings from financial institutions	$—	$310,662
Advance from customers	—	45,413
Income tax payable	—	17,408
Accrued expenses and other liabilities	—	3,782,365
Due to related parties and affiliates	—	269,918
Operating lease liabilities	—	99,831
Finance lease liabilities	—	4,814,808
Total current liabilities	—	9,340,405

Other liabilities
Borrowings from financial institutions, noncurrent	—	44,962
Operating lease liabilities, non-current	—	167,822
Financing lease liabilities, non-current	—	2,037,609
Total other liabilities	—	2,250,393

Total liabilities	$—	$11,590,798

The following table sets forth the reconciliation of the amounts of major classes of income and losses from discontinued operations of Jinkailong in the consolidated statements of operations and comprehensive loss for the years ended March 31, 2022 and 2021.

	For the Years Ended
	March 31,
	2022	2021
Revenues	$6,830,116	$3,971,694
Cost of revenues	(5,183,806)	(3,985,413)
Gross profit	1,646,310	(13,719)

Operating expenses
Selling, general and administrative expenses	(4,139,800)	(4,367,529)
Long live assets impairment	(32,479)	(119,886)
Recovery of (Provision for) doubtful account	(11,746)	328,016
Total operating expenses	(4,184,025)	(4,159,399)

Loss from discontinued operations	(2,537,715)	(4,173,118)

Other expense, net	(209,494)	(945,825)

Loss before income taxes	(2,747,209)	(5,118,943)
Income tax expenses	—	(6,295)
Net Loss	(2,747,209)	(5,125,238)
Less: net loss from discontinued operations attributable to noncontrolling interest	714,274	1,332,562
Net loss attributable to stockholders	$(2,032,935)	$(3,792,676)

Schedule of gain on deconsolidation

	Consolidation included
	Jinkailong as of	Deconsolidation	Consolidation as of
	March 31, 2022	of Jinkailong	March 31, 2022
ASSETS
Current assets
Cash and cash equivalents	$1,241,452	$(56,231)	$1,185,221
Accounts receivable, net, current portion	766,373	(348,351)	418,022
Inventories	286,488	—	286,488
Finance lease receivables, net, current portion	314,264	—	314,264
Prepayments, other receivables and other assets, net	3,699,361	(986,153)	2,713,208
Due from related parties, current portion (1)	51,135	631,200	682,335
Total current assets	6,359,073	(759,535)	5,599,538

Property and equipment, net
Property and equipment, net	5,916,327	(257,554)	5,658,773
Total property and equipment, net	5,916,327	(257,554)	5,658,773

Other assets
Operating lease right-of-use assets, net	306,330	(196,709)	109,621
Operating lease right-of-use assets, net, related parties	515,906	—	515,906
Financing lease right-of-use assets, net	1,349,922	(1,043,989)	305,933
Intangible assets, net	959,551	—	959,551
Accounts receivable, net, noncurrent	2,732	(2,663)	69
Finance lease receivables, net, noncurrent	92,980	—	92,980
Due from a related party, noncurrent (1)	—	6,635,746	6,635,746
Total other assets	3,227,421	5,392,385	8,619,806

Total assets	$15,502,821	$4,375,296	$19,878,117

LIABILITIES AND EQUITY (DEFICIENCY)
Current liabilities
Borrowings from financial institutions	$471,913	$(326,371)	$145,542
Accounts payable	14,446	-	14,446
Advances from customers	1,087,928	(967,299)	120,629
Income tax payable	17,992	(17,992)	—
Accrued expenses and other liabilities	7,316,269	(4,871,902)	2,444,367
Due to related parties and affiliates	478,825	(467,143)	11,682
Operating lease liabilities	164,321	(114,144)	50,177
Operating lease liabilities - related parties	330,781	—	330,781
Financing lease liabilities	3,502,481	(3,197,924)	304,557
Derivative liabilities	2,215,204	—	2,215,204
Current liabilities - discontinued operations	528,426	—	528,426
Total current liabilities	16,128,586	(9,962,775)	6,165,811

Other liabilities
Borrowings from financial institutions, noncurrent	9,271	(9,271)	—
Operating lease liabilities, non-current	135,323	(87,413)	47,910
Operating lease liabilities, non-current - related parties	226,896	—	226,896
Financing lease liabilities, non-current	793,980	(792,604)	1,376
Deferred tax liability	46,386	—	46,386
Total other liabilities	1,211,856	(889,288)	322,568

Total liabilities	17,340,442	(10,852,063)	6,488,379

Commitments and contingencies

Mezzanine Equity (redeemable)
Series A convertible preferred stock (par value $0.0001 per share, 5,000 shares authorized; 5,000 shares issued and outstanding at December 31, 2021), net of issuance costs of $118,344	820,799	—	820,799

Stockholders’ equity (deficiency)
Common stock (par value $0.0001 per share, 10,000,000 shares authorized; 6,186,783 shares issued and outstanding at March 31, 2022.) (2)	630	—	630
Additional paid-in capital	42,803,033	—	42,803,033
Accumulated deficit	(45,553,090)	10,951,545	(34,601,545)
Accumulated other comprehensive income (loss)	(780,112)	670,658	(109,454)
Total Senmiao Technology Limited stockholders’ equity (deficiency)	(3,529,539)	11,622,203	8,092,664

Non-controlling interests	871,119	3,605,156	4,476,275

Total equity (deficiency)	2,658,420	15,227,359	12,568,939

Total liabilities and equity (deficiency)	$15,502,821	$4,375,296	$19,878,117
(1)

As result of deconsolidation, the Company recognized $7,298,208 of related party receivable from Jinkailong, of which, $6,635,746 is to be repaid over a period from April 2023 to December 2026, classified as due from related parties, noncurrent. Besides, the deconsolidation also excluded $31,263 receivables due from related parties, which was recorded by Jinkailong.

(2)	Giving retroactive effect to the 1-for-10 reverse stock split effected on April 6, 2022.

March 31,
2022
Carrying amount of net deficit of Jinkailong as of March 31, 2022	$15,227,359
Carrying amount of non-controlling interest	(3,605,156)
Cumulative currency translation adjustment removal	(670,658)
Net gain on deconsolidation of Jinkailong	$10,951,545